Cover	Jul. 25, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 25, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-39199
Entity Registrant Name	TRxADE HEALTH, INC
Entity Central Index Key	0001382574
Entity Tax Identification Number	46-3673928
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6308 Benjamin Rd
Entity Address, Address Line Two	Suite 708
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33634
City Area Code	(866)
Local Phone Number	468-6535
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.00001 per share
Trading Symbol	MEDS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false